9. LONG-TERM PAYABLES (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Long-Term Payables Details 1
Long-term payables year ending 2014	$ 778
Long-term payables year ending 2015	919
Long-term payables year ending 2016	0
Long-term payables	1,697
Less: Unrealized interest expense year ending 2014	(53)
Less: Unrealized interest expense year ending 2015	(25)
Less: Unrealized interest expense year ending 2016	0
Less: Unrealized interest expense	(78)	(160)
Total long-term payables year ending 2014	725
Total long-term payables year ending 2015	894
Total long-term payables year ending 2016	0
Total long-term payables	$ 1,619	$ 2,338